Dearborn Partners Rising Dividend Fund
Schedule of Investments
November 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.33%
Banks - 3.54%
Glacier Bancorp, Inc.	170,555	$6,953,527
Prosperity Bancshares, Inc.	101,000	6,345,830
		13,299,357
Beverages - 1.47%
The Coca-Cola Co.	107,039	5,523,212
Biotechnology - 1.48%
Gilead Sciences, Inc.	92,000	5,581,640
Capital Markets - 2.45%
Nasdaq, Inc.	72,000	9,215,280
Chemicals - 4.71%
Air Products and Chemicals, Inc.	29,786	8,344,250
The Sherwin-Williams Co.	12,500	9,345,375
		17,689,625
Commercial Services & Supplies - 2.15%
Republic Services, Inc.	83,500	8,076,120
Containers & Packaging - 2.18%
AptarGroup, Inc.	65,000	8,210,800
Diversified Telecommunication Services - 3.16%
AT&T, Inc.	167,105	4,804,269
Verizon Communications, Inc.	117,100	7,074,011
		11,878,280
Electric Utilities - 4.97%
NextEra Energy, Inc.	155,116	11,414,987
Xcel Energy, Inc.	107,673	7,252,853
		18,667,840
Food & Staples Retailing - 4.67%
Casey's General Stores, Inc.	45,500	8,266,440
Costco Wholesale Corp.	23,700	9,284,949
		17,551,389
Food Products - 2.88%
John B. Sanfilippo & Son, Inc.	38,705	2,872,298
Lancaster Colony Corp.	20,500	3,471,265
McCormick & Co., Inc.	23,900	4,468,822
		10,812,385

Health Care Equipment & Supplies - 6.25%
Abbott Laboratories	72,500	7,845,950
Becton Dickinson and Co.	26,708	6,272,107
Steris PLC (a)	48,327	9,366,256
		23,484,313
Hotels, Restaurants & Leisure - 1.90%
McDonald's Corp.	32,793	7,130,510
Household Products - 1.76%
Kimberly-Clark Corp.	47,500	6,617,225
Insurance - 4.91%
Arthur J. Gallagher & Co.	97,870	11,295,177
Assurant, Inc.	55,542	7,171,583
		18,466,760
IT Services - 9.65%
Automatic Data Processing, Inc.	48,500	8,433,180
Fidelity National Information Services, Inc.	49,000	7,272,090
International Business Machines Corp.	40,500	5,002,560
Jack Henry & Associates, Inc.	41,235	6,633,062
MasterCard, Inc. - Class A	26,510	8,920,880
		36,261,772
Machinery - 4.15%
Illinois Tool Works, Inc.	37,598	7,936,562
Snap-on, Inc.	43,510	7,651,233
		15,587,795
Multiline Retail - 0.96%
Dollar General Corp.	16,500	3,606,570
Oil, Gas & Consumable Fuels - 0.99%
Exxon Mobil Corp.	97,986	3,736,206
Pharmaceuticals - 3.17%
Johnson & Johnson	39,124	5,660,460
Merck & Co., Inc.	77,920	6,263,989
		11,924,449
Semiconductors & Semiconductor Equipment - 5.81%
Analog Devices, Inc.	72,499	10,083,161
QUALCOMM, Inc.	79,909	11,760,208
		21,843,369
Software - 2.01%
Intuit, Inc.	21,500	7,568,430
Specialty Retail - 4.20%
Home Depot, Inc.	30,000	8,322,300
Tractor Supply Co.	53,000	7,462,930
		15,785,230
Technology Hardware, Storage & Peripherals - 4.97%
Apple, Inc.	156,888	18,677,517

Textiles, Apparel & Luxury Goods - 1.52%
VF Corp.	68,571	5,718,821
Trading Companies & Distributors - 2.42%
Watsco, Inc.	40,000	9,094,400
TOTAL COMMON STOCKS (Cost $214,934,702)		332,009,295

REAL ESTATE INVESTMENT TRUSTS - 5.26%
American Tower Corp.	36,300	8,392,560
Digital Realty Trust, Inc.	48,000	6,468,000
Realty Income Corp.	81,449	4,884,497
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,762,012)		19,745,057

SHORT-TERM INVESTMENTS - 6.29%
Fidelity Investments Money Market Funds - Government Portfolio - Class I, 0.010%(b)	23,654,379	23,654,379
TOTAL SHORT-TERM INVESTMENTS (Cost $23,654,379)		23,654,379

Total Investments (Cost $251,351,093) - 99.88%		375,408,731
Other Assets in Excess of Liabilities - 0.12%		459,841
TOTAL NET ASSETS - 100.00%		$375,868,572

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Seven day yield as of November 30, 2020.

Abbreviations:
PLC -	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial
Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market”
for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved
Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield to maturity method. Constant yield amortization takes into account the income that is produced on a debt security.
This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into
U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the
Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.
FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2020.

	Level 1	Level 2	Level 3	Total

Common Stocks (1)	$332,009,295	$-	$-	$332,009,295
Real Estate Investment Trusts	19,745,057	-	-	19,745,057
Short-Term Investments	23,654,379	-	-	23,654,379
Total Investments in Securities	$375,408,731	$-	$-	$375,408,731

(1) See the Schedule of Investments for industry classifications.

The Fund measures Level 3 activity as of the end of the period. For the period ended November 30, 2020, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Fund did not hold financial derivative instruments during the reporting period.